INVENTORIES	6 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
INVENTORIES

5. INVENTORIES

Inventories consist of finished goods, raw materials, and WIP. WIP includes the cost of the developed product as well as all the direct costs incurred to manufacture the product. The cost of the product is calculated on an average cost basis.

Inventories consisted of the following as of March 31, 2026 and September 30, 2025 (in thousands):

	March 31, 2026	September 30, 2025
Raw materials	¥41,151	¥41,391
WIP	162,938	213,409
Finished goods	20,928	9,486
Total	¥225,017	¥264,286